LVIP Delaware Social Awareness Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Airlines–0.41%
†Allegiant Travel Co.	10,724	$ 782,637
†Southwest Airlines Co.	58,033	1,789,738
		2,572,375
Auto Components–0.35%
BorgWarner, Inc.	69,340	2,177,276
		2,177,276
Automobiles–2.06%
†Tesla, Inc.	48,810	12,946,853
		12,946,853
Banks–5.37%
Comerica, Inc.	42,260	3,004,686
East West Bancorp, Inc.	94,783	6,363,731
JPMorgan Chase & Co.	124,951	13,057,379
U.S. Bancorp	162,962	6,570,628
Webster Financial Corp.	106,486	4,813,167
		33,809,591
Beverages–1.80%
PepsiCo, Inc.	69,620	11,366,161
		11,366,161
Biotechnology–2.08%
†Exact Sciences Corp.	62,220	2,021,528
†Neurocrine Biosciences, Inc.	37,090	3,939,329
†Vertex Pharmaceuticals, Inc.	24,767	7,171,037
		13,131,894
Building Products–1.39%
Carlisle Cos., Inc.	15,398	4,317,753
Trane Technologies PLC	30,642	4,437,268
		8,755,021
Capital Markets–3.49%
BlackRock, Inc.	10,910	6,003,555
Intercontinental Exchange, Inc.	63,563	5,742,917
Raymond James Financial, Inc.	63,344	6,259,654
State Street Corp.	65,496	3,982,812
		21,988,938
Chemicals–2.67%
Corteva, Inc.	72,500	4,143,375
DuPont de Nemours, Inc.	56,562	2,850,725
Eastman Chemical Co.	44,437	3,157,249
Linde PLC	24,857	6,701,198
		16,852,547
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.64%
Waste Management, Inc.	25,065	$ 4,015,664
		4,015,664
Communications Equipment–0.86%
Cisco Systems, Inc.	135,355	5,414,200
		5,414,200
Construction & Engineering–1.48%
†Ameresco, Inc. Class A	43,674	2,903,448
Quanta Services, Inc.	50,173	6,391,538
		9,294,986
Containers & Packaging–0.45%
Westrock Co.	91,067	2,813,060
		2,813,060
Diversified Telecommunication Services–0.56%
AT&T, Inc.	230,531	3,536,346
		3,536,346
Electrical Equipment–1.44%
Eaton Corp. PLC	23,540	3,139,294
Emerson Electric Co.	40,730	2,982,251
†Generac Holdings, Inc.	8,446	1,504,570
Rockwell Automation, Inc.	6,773	1,456,940
		9,083,055
Entertainment–1.11%
†Walt Disney Co.	67,174	6,336,523
†Warner Bros Discovery, Inc.	56,254	646,921
		6,983,444
Equity Real Estate Investment Trusts–2.50%
American Tower Corp.	26,310	5,648,757
Brixmor Property Group, Inc.	144,423	2,667,493
Camden Property Trust	33,660	4,020,687
First Industrial Realty Trust, Inc.	76,603	3,432,580
		15,769,517
Food & Staples Retailing–0.97%
Casey's General Stores, Inc.	30,255	6,127,243
		6,127,243
Food Products–0.90%
General Mills, Inc.	74,382	5,698,405
		5,698,405
Health Care Equipment & Supplies–3.37%
Abbott Laboratories	66,460	6,430,669
Becton Dickinson & Co.	16,600	3,698,978
†Dexcom, Inc.	59,740	4,811,460
†Edwards Lifesciences Corp.	55,110	4,553,739
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†QuidelOrtho Corp.	24,120	$ 1,724,098
		21,218,944
Health Care Providers & Services–1.49%
Cigna Corp.	33,890	9,403,458
		9,403,458
Health Care Technology–0.27%
†Veeva Systems, Inc. Class A	10,209	1,683,260
		1,683,260
Hotels, Restaurants & Leisure–2.27%
Aramark	132,094	4,121,333
Starbucks Corp.	78,123	6,582,644
Texas Roadhouse, Inc.	41,458	3,617,625
		14,321,602
Household Durables–0.84%
DR Horton, Inc.	41,980	2,827,353
Toll Brothers, Inc.	59,220	2,487,240
		5,314,593
Insurance–1.97%
Axis Capital Holdings Ltd.	134,258	6,598,781
Reinsurance Group of America, Inc.	46,061	5,794,934
		12,393,715
Interactive Media & Services–5.68%
†Alphabet, Inc. Class A	317,636	30,381,883
†Meta Platforms, Inc. Class A	39,670	5,382,426
		35,764,309
Internet & Direct Marketing Retail–3.43%
†Amazon.com, Inc.	191,420	21,630,460
		21,630,460
IT Services–4.46%
Accenture PLC Class A	31,956	8,222,279
†MongoDB, Inc.	6,850	1,360,136
†Snowflake, Inc. Class A	7,473	1,270,111
SS&C Technologies Holdings, Inc.	78,264	3,737,106
Visa, Inc. Class A	76,191	13,535,331
		28,124,963
Life Sciences Tools & Services–2.01%
†Repligen Corp.	20,700	3,873,177
Thermo Fisher Scientific, Inc.	17,360	8,804,818
		12,677,995
Machinery–2.68%
Deere & Co.	20,500	6,844,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Ingersoll Rand, Inc.	36,719	$ 1,588,464
Lincoln Electric Holdings, Inc.	28,907	3,634,188
Parker-Hannifin Corp.	19,807	4,799,434
		16,866,831
Media–0.88%
Comcast Corp. Class A	188,940	5,541,610
		5,541,610
Metals & Mining–0.50%
Reliance Steel & Aluminum Co.	18,220	3,177,750
		3,177,750
Oil, Gas & Consumable Fuels–4.16%
Chesapeake Energy Corp.	67,033	6,315,179
ConocoPhillips	100,990	10,335,317
Diamondback Energy, Inc.	79,392	9,563,560
		26,214,056
Pharmaceuticals–4.66%
†Catalent, Inc.	36,750	2,659,230
Johnson & Johnson	68,440	11,180,358
Merck & Co., Inc.	88,922	7,657,963
Pfizer, Inc.	179,190	7,841,354
		29,338,905
Road & Rail–1.80%
Knight-Swift Transportation Holdings, Inc.	87,089	4,261,265
Union Pacific Corp.	36,465	7,104,111
		11,365,376
Semiconductors & Semiconductor Equipment–4.59%
Broadcom, Inc.	16,747	7,435,835
NVIDIA Corp.	70,296	8,533,231
†ON Semiconductor Corp.	95,899	5,977,385
Texas Instruments, Inc.	45,229	7,000,545
		28,946,996
Software–12.36%
†Adobe, Inc.	19,717	5,426,118
†Crowdstrike Holdings, Inc. Class A	16,826	2,773,093
†Datadog, Inc. Class A	11,227	996,733
Intuit, Inc.	12,396	4,801,219
Microsoft Corp.	160,005	37,265,165
†PTC, Inc.	36,003	3,765,914
Roper Technologies, Inc.	19,441	6,991,761
†Salesforce, Inc.	35,569	5,116,245
†ServiceNow, Inc.	16,484	6,224,523
†Tyler Technologies, Inc.	12,975	4,508,813
		77,869,584

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.65%
†Five Below, Inc.	38,181	$ 5,256,379
Home Depot, Inc.	41,514	11,455,373
Tractor Supply Co.	33,657	6,256,163
		22,967,915
Technology Hardware, Storage & Peripherals–6.29%
Apple, Inc.	286,549	39,601,072
		39,601,072
Textiles, Apparel & Luxury Goods–0.85%
NIKE, Inc. Class B	64,521	5,362,986
		5,362,986
Thrifts & Mortgage Finance–0.50%
Essent Group Ltd.	90,140	3,143,182
		3,143,182
Total Common Stock (Cost $369,023,647)		625,266,138

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.91%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	5,720,827	$ 5,720,827
Total Money Market Fund (Cost $5,720,827)		5,720,827

TOTAL INVESTMENTS–100.15% (Cost $374,744,474)	630,986,965
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(976,265)
NET ASSETS APPLICABLE TO 17,380,980 SHARES OUTSTANDING–100.00%	$630,010,700

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$625,266,138	$—	$—	$625,266,138
Money Market Fund	5,720,827	—	—	5,720,827
Total Investments	$630,986,965	$—	$—	$630,986,965
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–5